Note 5 - Stockholders' Equity	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
Note
5.
Stockholders’ Equity

Preferred Stock

Our certificate of incorporation authorizes our Board of Directors to issue preferred stock, from time to time, on such terms and conditions as they shall determine. As of
December
31,
2015
and
December
31,
2016
there were
no
outstanding shares of our preferred stock.

Common Stock

During the year ended
December
31,
2016,
we issued
2,342,264
shares of common stock in lieu of cash for fees for service provided by consultants and to settle our accrued interest liability, resulting in an aggregate grant date fair value of
$993,078,
which is recorded in selling general and administrative expense and interest expense
.

During the year ended
December
31,
2015
and
2016,
we issued
258,236
and
2,167,420
shares of common stock per the request of noteholders’ to convert the principal balance due on promissory notes totaling
$64,559
and
$589,371,
respectively.

During the year ended
December
31,
2016,
we issued
2,818,271
shares of our common stock and in exchange we received proceeds totaling
$864,009
from the exercise of stock purchase warrants.
There were no shares issued for the exercise of warrants during
2015.

During the year ended
December
31,
2015,
we issued
1,370,480
shares of common stock in lieu of cash for fees for service provided by consultants, to settle accrued and unpaid salary to officers and to settle our accrued interest liability, resulting in an aggregate grant date fair value of
$670,339,
which is recorded in selling general and administrative expense and interest expense
.

Our total capitalization as of
December
31,
2016
is:

Description	Shares
Outstanding Common Stock:	92,975,970
Outstanding Options:	30,065,352
Outstanding Warrants:	20,035,114
Subtotal:	143,076,436
Shares issuable upon conversion of Convertible Promissory Notes:	15,063,278
Total*	158,139,714

The total shares issued in the above table of
158,139,714
assumes that all options and warrants are exercised and that all convertible notes are converted to common stock. The total does not take into account future stock issuances related to the payment of interest.

Share-Based Compensation

During the year ended
December
31,
2015
and
2016,
we recorded an aggregate
$1,831,313
and
$751,113,
respectively, in selling general and administrative expense related to the issuance of stock options. We issued options through our
2007
Equity Incentive Plan and outside of our
2007
Equity Incentive Plan.

2007
Equity Incentive Plan

On
August

7,
2007,
and as amended
April
29,
2011,
our Board of Directors adopted the BioLargo, Inc.
2007
Equity Incentive Plan
(“2007
Plan”) as a means of providing our directors, key employees and consultants additional incentive to provide services. Both stock options and stock grants may
be made under this plan. The Board’s Compensation Committee administers this plan. The plan allows grants of common shares or options to purchase common shares. As plan administrator, the Compensation Committee has sole discretion to set the price of the options. The Compensation Committee may
at any time amend or terminate the plan. The term of the options may
be up to
10
years.

On
June
20,
2016,
we recorded the issuance of options to purchase an aggregate
40,000
shares of our common stock to the non-employee members of our Board of Directors, pursuant to the terms of the
2007
Equity Plan which calls for an annual automatic issuance. The exercise price of
$0.45
equals the price of our common stock on the grant date. The fair value of these options totaled
$18,000
and was recorded as selling, general and administrative expense.

On
March
21,
2016,
our Board of Directors extended by
five
years the expiration of options to purchase
307,777
shares of our common stock issued to our Board of Directors and vendors in
March
2011.
The options were originally issued in exchange for unpaid obligations and now expire on
March
21,
2021.
The fair value of the options resulted in additional
$119,971
of selling, general and administrative expenses.

On
September
30,
2015,
our CFO Charles K. Dargan, II agreed to extend his engagement agreement dated
February
1,
2008
(the “Engagement Agreement”, which had been previously extended multiple times), pursuant to which Mr. Dargan has been serving as our Chief Financial Officer. The Engagement Extension Agreement dated as of
September
30,
2015
(the “Engagement Extension Agreement”) provides for an additional term to expire
September
30,
2016
(the “Extended Term”), is retroactively effective to
February
1,
2015.
During the Extended Term, Mr. Dargan shall be compensated through the issuance of an option to purchase
300,000
shares of our common stock that vest over the term of the engagement with
120,000
shares vested as of
September
30,
2015,
and the remaining shares to vest
15,000
monthly, provided that the Engagement Extension Agreement with Mr. Dargan has not been terminated prior to each vesting date. During the year ended
December
31,
2015
and
2016,
we recorded
$94,050
and
$76,950
of selling, general and administrative expense. On
February
10,
2017,
we again extended Mr. Dargan’s agreement, and issued him an additional option to purchase
300,000
shares of our common stock, at a strike price of
$0.69
per share which is equal to the closing price of our common stock on
February
10,
2017.
The option expires
February
10,
2027,
and vests over the term of the engagement with
125,000
shares having vested as of
February
10,
2017,
and the remaining shares to vest
25,000
shares monthly beginning
March
1,
2017,
and each month thereafter, so long as his Agreement is in full force and effect.

On
June
24,
2015,
our board of directors extended by
five
years the expiration of options to purchase an aggregate
1,772,581
shares of our common stock issued to consultants, vendors and employees on
August
4,
2010.
The options were originally issued in exchange for accrued and unpaid amounts owed to the individuals, at an exercise price of
$0.30
and now expire
August
4,
2020.
Fair value of the option totaled
$620,403
of additional selling, general and administrative expenses.

On
June
24,
2015,
we recorded the issuance of options to purchase an aggregate
40,000
shares of our common stock to the non-employee members of our Board of Directors, pursuant to the terms of the
2007
Equity Plan which calls for an annual automatic issuance. The exercise price of
$0.38
equals the price of our common stock on the grant date. The fair value of these options totaled
$15,200
and was recorded as selling, general and administrative expense.

On
June
24,
2015,
our board of directors extended by
five
years the expiration of an option to purchase
200,000
shares of our common stock issued to our Chief Science Officer in
February
2010.
The option was issued in exchange for unpaid salary obligation at an exercise price of
$0.575
and now expires
February
5,
2020.
The fair value of the option totaled
$68,000
and was recorded as a selling, general and administrative expense.

On
April
20,
2015,
we issued an option to purchase
700,000
shares of our common stock to a consultant. The option vests ratably over two
years, expires
ten
years from the date of issuance, and is exercisable at
$0.40
per share. The price of our common stock on the grant date was
$0.34
per share. The fair value of this option totaled
$238,000
and is being expensed as selling, general and administrative expense over the vesting period. During the year ended
December
31,
2015
and
2016,
we recorded
$
79,280
of selling, general and administrative expense. This contract ended
August
2016
and the remaining unvested
262,500
options were cancelled.

Activity for our stock options under the
2007
Plan for the year ended
December
31,
2015
and
2016
is as follows:

						Weighted
						Average
	Options	Shares	Exercise			Price per
	Outstanding	Available	Price per share			share
Balance, December 31, 2014	8,601,086	3,398,914	$0.23	-	1.89	$0.44
Granted	1,040,000	(1,040,000)	0.30	-	0.58	0.35
Plan classification	600,000	(600,000)	0.30	-	0.60	0.33
Balance, December 31, 2015	10,241,086	1,758,914	$0.22	-	1.89	$0.44
Granted	40,000	(40,000)		0.45		0.45
Exercised	(102,000)	—		0.35		0.35
Cancelled	(262,500)	262,500		0.40		0.40
Balance, December 31, 2016	9,916,586	1,981,414	$0.22	-	1.89	$0.46

The following table summarizes the stock options issued under the
2007
Equity Plan outstanding at
December
31,
2016.

				Weighted		Currently Exercisable
				Average	Weighted
Options				Remaining	Average	Number	Weighted
Outstanding				Contractual	Exercise	Of Shares	Average
at December 31, 2016	Exercise Price			Life	Price	December 31, 2016	Exercise Price
525,000	$0.40	-	1.89	1	$1.06	525,000	$1.06
892,135	0.28	-	0.99	2	0.51	892,135	0.51
1,020,000	0.25	-	0.70	3	0.55	1,020,000	0.55
3,650,528	0.22	-	0.57	4	0.37	3,650,528	0.37
1,656,262	0.34	-	0.40	5	0.36	1,656,262	0.36
715,161	0.28	-	0.40	6	0.36	715,161	0.36
640,000	0.30	-	0.65	7	0.48	640,000	0.48
477,500	0.38	-	0.40	8	0.42	477,500	0.42
340,000	0.45	-	0.57	9	0.56	340,000	0.56

9,916,586	$0.22	-	1.89	5	$0.46	9,916,586	$0.46

Options issued Outside of the
2007
Equity Incentive Plan

During the year ended
December
31,
2016,
we issued options to purchase
1,009,718
shares of our common stock at exercise prices ranging between
$0.33
–
$0.83
per share to vendors and to our members of our board of directors, in lieu of
$316,007
in accrued and unpaid fees. The aggregate fair value of these options totaled
$357,312
and is recorded as selling, general and administrative expenses.

During the year ended
December
31,
2015,
we issued options to purchase
2,075,934
shares of our common stock at exercise prices ranging between
$0.33
–
$0.65
per share to vendors and to our members of our board of directors, in lieu of
$942,509
in accrued and unpaid fees. The fair value of these options totaled
$887,864
and is recorded as selling, general and administrative expenses.

The grant-date fair value of the previously issued options that vested during the year ended
December
31,
2015
and
2016
was
$74,145
and
$99,600,
respectively.

Activity of our stock options issued outside of the
2007
Plan for the year ended
December
31,
2015
and
2016
is as follows:

					Weighted
					Average
	Options	Exercise			Price per
	Outstanding	Price per share			share
Balance, December 31, 2014	17,965,291	$0.18	-	1.00	$0.40
Granted	2,075,931	0.25	-	0.65	0.40
Expired	(46,250)		0.30		0.30
Plan classification	(600,000)	0.30	-	0.63	0.33
Balance, December 31, 2015	19,394,975	$0.18	-	1.00	$0.40
Granted	1,009,718	0.33	-	0.83	0.48
Exercised	(255,927)		0.25		0.35
Balance, December 31, 2016	20,148,766	$0.18	-	1.00	$0.43

The following table summarizes the stock options issued outside of the
2007
Equity Incentive Plan outstanding at
December
31,
2016.

				Weighted		Currently Exercisable
				Average	Weighted	Number of
Options				Remaining	Average	Shares at	Weighted
Outstanding at				Contractual	Exercise	December 31,	Average
December 31, 2016	Exercise Price			Life	Price	2016	Exercise Price
7,733,259		$0.18		.25	$0.18	7,733,259	$0.18
2,400,000		0.99		.25	0.99	2,400,000	0.99
691,975		0.55		2	0.55	691,975	0.55
800,000		1.00		5	1.00	800,000	1.00
168,750		0.40		6	0.40	168,750	0.40
1,497,986		0.30		6	0.30	1,497,986	0.30
3,122,093	0.25	-	0.65	7	0.32	3,122,093	0.32
2,120,947	0.33	-	0.47	8	0.37	2,120,947	0.37
1,388,166	0.33	-	0.65	9	0.47	1,238,116	0.47
225,641	0.60	-	0.83	10	0.76	225,641	0.76
20,148,766	$0.18	-	1.00	4	$0.40	19,998,766	$0.40

We recognize compensation expense for stock option awards on a straight-line basis for employees over the applicable service period of the award, which is the vesting period. Share-based compensation expense is based on the grant date fair value estimated using the Black-Scholes Option Pricing Model. The following methodology and assumptions were used to calculate share based compensation for the year ended
December
31:

	2015						2016
	Non Plan			2007 Plan			Non Plan			2007 Plan
Risk free interest rate	1.83	-	2.33%	1.60	-	2.38%	1.91	-	2.49%	1.36	-	2.14%
Expected volatility	794	-	821%	322	-	807%	623	-	738%	315	-	794%
Expected dividend yield		-			-			-			-
Forfeiture rate		-			-			-			-
Life in years		7		3	-	7		7			5

Expected price volatility is the measure by which our stock price is expected to fluctuate during the expected term of an option. Expected volatility is derived from the historical daily change in the market price of our common stock, as we believe that historical volatility is the best indicator of future volatility.

The risk-free interest rate used in the Black-Scholes calculation is based on the prevailing U.S Treasury yield as determined by the U.S. Federal Reserve. We have never paid any cash dividends on our common stock and do not anticipate paying cash dividends on our common stock in the foreseeable future.

Historically, we have not had significant forfeitures of unvested stock options granted to employees and Directors. A significant number of our stock option grants are fully vested at issuance or have short vesting provisions. Therefore, we have estimated the forfeiture rate of our outstanding stock options as zero.